Activities of Orange Bank - Fair value of financial liabilities (Details) - Operating segments [member] - Orange Bank, operating segment [member] - Financial liabilities at amortised cost, category [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 93
Trade payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	93	€ 52
Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,660
Debts [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	4,660	4,364
Financial liabilities, excluding derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	308
Financial liabilities, excluding derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	252	€ 170
Financial liabilities, excluding derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 56